April 1, 2019

TOUCHSTONE STRATEGIC TRUST

TOUCHSTONE BALANCED FUND
TOUCHSTONE CREDIT OPPORTUNITIES FUND
TOUCHSTONE INTERNATIONAL EQUITY FUND
TOUCHSTONE INTERNATIONAL GROWTH OPPORTUNITIES FUND
TOUCHSTONE INTERNATIONAL SMALL CAP FUND
TOUCHSTONE LARGE CAP FOCUSED FUND
TOUCHSTONE LARGE CAP FUND
TOUCHSTONE LARGE COMPANY GROWTH FUND
TOUCHSTONE OHIO TAX-FREE BOND FUND
TOUCHSTONE SMALL COMPANY FUND
TOUCHSTONE VALUE FUND

Supplement to the Statement of Additional Information dated October 30, 2018

Effective December 28, 2018, Meredyth A. Whitford replaced Ellen Blanchard as Secretary of Touchstone Strategic Trust. The following replaces the information relating to the Secretary in the chart entitled “Principal Officers”:

Name Address Year of Birth	Position Held with Trust(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Meredyth A. Whitford Western & Southern Financial Group 400 Broadway Cincinnati, Ohio 45202 Year of Birth: 1981	Secretary	Until resignation, removal or disqualification Secretary since 2018
Counsel - Securities/Mutual Funds of Western & Southern Financial Group (2015 to present); Associate at Morgan Lewis & Bockius LLP (law firm) (2014 to 2015); Associate at Bingham McCutchen LLP (law firm) (2008 to 2014).

(1) Each officer also holds the same office with Touchstone Institutional Funds Trust, Touchstone Funds Group Trust and Touchstone Variable Series Trust.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54BB-TST-SAI-S18-1904